Stock Incentive Plan (Tables)	9 Months Ended
Sep. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation Stock Options Restricted Shares Warrants Activity [Table Text Block]
Presented below is a table reflecting the activity in the restricted shares from January 1, 2013 through September 30, 2013:

Restricted Shares

31-Dec-12	5,000
Restricted shares vested	—
Restricted shares forfeited	—
30-Sep-13	5,000